OTHER NON-CURRENT LIABILITY - Disposal of Beijing Shuo Ge (Details) - Dec. 31, 2019 - Beijing Shuo Ge	USD ($)	CNY (¥)
Other Liabilities, Noncurrent [Line Items]
Consideration to be returned	$ 10,515,000	¥ 73,200,000
Interest on consideration to be returned	$ 1,870,000	¥ 13,018,000